Condensed Interim Consolidated Statements of Changes in Equity (Deficit) (Unaudited) - USD ($)	Number of Common Shares	Number of Class “A” Shares	Common Shares	Class “A” Shares	Reserves	Currency Translation adjustment	Deficit	Equity	Non-controlling Interest	Commitment to issue shares	Total
Balance at Dec. 31, 2020			$ 82,046,673	$ 28,247	$ 8,663,301	$ (86,609)	$ (86,596,262)	$ 4,055,351	$ (5,193,701)		$ (1,138,350)
Balance (in Shares) at Dec. 31, 2020	715,573	338
Shares issued with public offering			11,040,000					11,040,000			11,040,000
Shares issued with public offering (in Shares)	98,134
Share issuance costs			(1,558,277)					(1,558,277)			(1,558,277)
Exercise of warrants			379,814		(22,905)			356,909			356,909
Exercise of warrants (in Shares)	6,417
Shares issued in exchange for debt			1,615,058					1,615,058			1,615,058
Shares issued in exchange for debt (in Shares)	14,357
Stock-based compensation					66,616			66,616			66,616
Cumulative translation adjustment						(93,521)		(93,521)	(262,106)		(355,627)
Loss and comprehensive loss							(9,573,290)	(9,573,290)	(995,875)		(10,569,165)
Change in accounting policy - presentation currency						180,130		180,130	283,046		463,176
Balance at Feb. 01, 2021			93,523,267	28,247	8,707,012		(96,169,552)	6,088,975	(6,168,636)		(79,660)
Balance (in Shares) at Feb. 01, 2021	834,481	338
Shares issued with acquisition			10,532,735					10,532,735			10,532,735
Shares issued with acquisition (in Shares)	103,377
Commitment to issue shares								2,703,326		2,703,326	2,703,326
Shares issued for services			206,614					206,614			206,614
Shares issued for services (in Shares)	1,954
Exercise of stock options			408,370		(16,070)			392,300			392,300
Exercise of stock options (in Shares)	7,870
Exercise of warrants			5,555,728		(108,960)			5,446,768			5,446,768
Exercise of warrants (in Shares)	89,269
Stock-based compensation					2,079,312			2,079,312			2,079,312
Loss and comprehensive loss							(3,145,118)	(3,145,118)	(1,643,319)		(4,788,437)
Balance at Sep. 30, 2021			110,226,715	28,247	10,661,294		(99,314,670)	24,304,912	(7,811,955)	2,703,326	16,492,957
Balance (in Shares) at Sep. 30, 2021	1,036,951	338
Exercise of stock options
Exercise of stock options (in Shares)
Exercise of warrants
Exercise of warrants (in Shares)
Stock-based compensation
Loss and comprehensive loss							(1,680,664)	(1,680,664)	(809,626)		(2,490,290)
Balance at Dec. 31, 2021			110,226,715	28,247	10,661,294		(100,995,334)	22,624,249	(8,621,581)	2,703,326	14,002,668
Balance (in Shares) at Dec. 31, 2021	1,036,951	338
Shares issued with acquisition			419,783		2,283,543					(2,703,326)
Shares issued with acquisition (in Shares)	4,196
Shares issued with public offering			10,032,360					10,032,360			10,032,360
Shares issued with public offering (in Shares)	607,374
Holdco shares exchanged for common shares			186,294				(4,562,630)	(4,376,337)	4,376,337
Holdco shares exchanged for common shares (in Shares)	11,441
Share issuance costs			(1,214,202)					(1,214,202)			(1,214,202)
Stock-based compensation					1,255,588			1,255,588			1,255,588
Cumulative translation adjustment						156,600		156,600			156,600
Loss and comprehensive loss							(8,404,644)	(8,404,644)	(1,686,991)		(10,091,635)
Balance at Sep. 30, 2022			$ 119,650,950	$ 28,247	$ 14,200,425	$ 156,600	$ (113,962,608)	$ 20,073,614	$ (5,932,235)		$ 14,141,379
Balance (in Shares) at Sep. 30, 2022	1,659,962	338